NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2020	2019
Participating non-controlling interests – in operating subsidiaries	$11,100	$11,086
General partnership interest in a holding subsidiary held by Brookfield	56	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,721	3,317
Class A exchangeable shares of Brookfield Renewable Corporation	2,408	—
Preferred equity	609	597
	$16,894	$15,068
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	TerraForm Power public non-controlling interests	Other	Total
As at December 31, 2017	$850	$1,682	$2,332	$—	$—	$134	$1,701	$9	$665	$205	$7,578
Net income	1	9	164	—	4	14	174	1	59	13	439
OCI	66	298	1,107	—	(11)	(18)	504	5	294	58	2,303
Capital contributions	—	9	235	—	293	—	—	—	—	—	537
Acquisition	—	—	—	—	—	—	—	—	—	21	21
Distributions	(17)	(81)	(324)	—	—	(6)	(167)	—	(55)	(14)	(664)
Other	—	12	(18)	—	(10)	—	—	—	39	52	75
As at December 31, 2018	900	1,929	3,496	—	276	124	2,212	15	1,002	335	10,289
Net income (loss)	—	(13)	6	6	19	17	154	1	(79)	2	113
OCI	46	134	427	(3)	61	(41)	266	2	112	—	1,004
Capital contributions	—	—	2	159	268	—	—	(2)	244	3	674
Disposals	—	(87)	—	—	—	—	—	—	—	(85)	(172)
Distributions	(24)	(120)	(332)	—	(1)	(11)	(259)	(1)	(66)	(30)	(844)
Other	—	8	20	1	(5)	—	2	(2)	(5)	3	22
As at December 31, 2019	922	1,851	3,619	163	618	89	2,375	13	1,208	228	11,086
Net income (loss)	(13)	(21)	(52)	15	35	16	130	—	(31)	101	180
OCI	100	196	413	—	11	27	325	2	2	36	1,112
Capital contributions	—	9	23	246	—	—	—	—	—	242	520
Return of capital	—	(3)	(109)	—	(35)	—	—	—	—	—	(147)
Disposals	—	—	—	—	—	—	—	—	—	(15)	(15)
Distributions	(8)	(38)	(204)	(13)	(1)	(34)	(180)	—	(35)	(38)	(551)
Special distribution/TerraForm Power acquisition	—	—	—	—	—	—	—	—	(1,101)	—	(1,101)
Other	1	—	(67)	(1)	(1)	(1)	1	(1)	(43)	128	16
As at December 31, 2020	$1,002	$1,994	$3,623	$410	$627	$97	$2,651	$14	$—	$682	$11,100
Interests held by third parties	75%-80%	43%-60	23%-71%	75%	50%	25%	53%	0.3%	—%	20%-50%
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield
The BEPC exchangeable shares were issued during the year as part of the special distribution, completed on July 30, 2020 and the TerraForm Power acquisition, completed on July 31, 2020. The distribution resulted in no cash proceeds to the partnership. Refer to Note 1 – Basis of preparation and significant accounting policies for further details.
On December 11, 2020, Brookfield Renewable completed the Unit Split, resulting in the issuance of 1,325,754 general partnership units, 64,829,316 Redeemable/Exchangeable partnership units and 57,394,811 BEPC exchangeable shares. All Unit count and per Unit disclosures are presented on a post-split basis.
Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold.
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield and the BEPC exchangeable shares are held 34.7% by Brookfield with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units and BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one-for-one basis, the Redeemable/Exchangeable partnership units and BEPC exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the year ended December 31, 2020, exchangeable shareholders of BEPC exchanged 136,517 BEPC exchangeable shares for $2 million LP units. No Redeemable/Exchangeable partnership units have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP and the BEPC exchangeable shares issued by BEPC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at December 31, 2020, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and units of GP interest outstanding were 194,487,939 units (December 31, 2019: 194,487,939 units), 172,180,417 shares (December 31, 2019: nil), and 3,977,260 units (December 31, 2019: 3,977,260 units), respectively.
In December 2020, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and entered into a normal course issuer bid for its outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 13,740,072 LP units and 8,609,220 BEPC exchangeable shares, representing 5% of each of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 15, 2021, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units or BEPC exchangeable shares repurchased during the year ended December 31, 2020. During the year ended December 31, 2019, there were 30,000 LP units repurchased at a total cost of less than $1 million.
Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2020	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	65	50	40
	70	55	45
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	250	268	255
BEPC exchangeable shares held by
Brookfield	42	—	—
External shareholders	74	—	—
Total BEPC exchangeable shares	116	—	—
	$436	$323	$300
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield:

(MILLIONS)	2020	2019	2018
For the year ended December 31:
Revenue	$3,810	$3,971	$3,797
Net income	(45)	80	583
Comprehensive income	3,068	2,025	4,474
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	62	50	41
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(133)	(65)	16
Class A shares of Brookfield Renewable Corporation	(49)	—	—
As at December 31:
Property, plant and equipment, at fair value	$44,590	$41,055
Total assets	49,722	46,196
Total borrowings	18,082	17,300
Total liabilities	27,955	25,716
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	56	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,721	3,317
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 139.9 million and 271.1 million, respectively (2019: 4.0 million, 194.5 million, nil and 268.3 million, respectively and 2018: 4.0 million, 194.5 million, nil and 270.4 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 274.8 million, respectively (2019: 4.0 million, 194.5 million, nil and 268.5 million, respectively).
Preferred equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2020	2019	December 31, 2020	December 31, 2019
Series 1 (C$136)	6.85	3.36	April 2025	$3	$3	$134	$105
Series 2 (C$113)(1)	3.11	2.76	April 2025	3	4	62	86
Series 3 (C$249)	9.96	4.40	July 2024	8	8	195	192
Series 5 (C$103)	4.11	5.00	April 2018	4	4	81	79
Series 6 (C$175)	7.00	5.00	July 2018	7	7	137	135
	31.03			$25	$26	$609	$597
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2020, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
Class A Preference Shares – Normal Course Issuer Bid
In July 2020, the Toronto Stock Exchange accepted notice of BRP Equity's intention to renew the normal course issuer in connection with its outstanding Class A Preference Shares for another year to July 8, 2021, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Shareholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. There were no repurchases of Class A Preference Shares during 2020 in connection with the normal course issuer bid.